Loans and advances to clients (Details Narrative) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment losses on financial assets - Loans and receivables	R$ 17,112,734	R$ 17,450,188	R$ 13,369,905
Loans and advances to clients	40,790	55,284	76,028
Financial Liabilities Associated with Assets Transfer	R$ 40,511	R$ 55,105	R$ 75,500